UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES(a) - 33.5%
Automobiles - 0.7%
$2,830,000	BBB	DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11	$2,886,756

Capital Markets - 2.3%
2,775,000	AA-	Goldman Sachs Group Inc., Notes, 3.875% due 1/15/09	2,721,018
2,630,000	Aaa(b)	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (c)	2,654,440
2,425,000	AA-	Merrill Lynch & Co. Inc., Medium-Term Notes, Series C, 4.790% due 8/4/10	2,402,426
1,500,000	A+	Morgan Stanley, Medium-Term Notes, 5.625% due 1/9/12	1,521,282

		Total Capital Markets	9,299,166

Commercial Banks - 3.3%
2,820,000	A-	Glitnir Banki HF, Notes, 5.800% due 1/21/11 (c)(d)	2,844,441
1,100,000	A2(b)	Landsbanki Islands HF, 6.100% due 8/25/11 (c)	1,129,934
1,460,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(e)	1,544,544
230,000	A-	SunTrust Capital, Trust Preferred Securites, 6.100% due 12/1/66 (d)	216,264
610,000	BB	Turanalem Finance BV, Bond, 6.735% due 1/22/09 (c)(d)	611,525
1,840,000	BBB+	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 5.960% due 8/1/08 (c)(d)	1,843,220
4,460,000	A	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/42 (d)	4,517,133
600,000	AA-	Wells Fargo Capital X, 5.950% due 12/15/36	580,013

		Total Commercial Banks	13,287,074

Commercial Services & Supplies - 0.8%
1,000,000	AA-	International Lease Finance Corp., 5.000% due 4/15/10	998,405
2,000,000	BBB	Waste Management Inc., Senior Notes, 7.375% due 8/1/10	2,129,232

		Total Commercial Services & Supplies	3,127,637

Consumer Finance - 0.3%
1,200,000	A-	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (d)	1,280,163

Diversified Financial Services - 6.1%
2,690,000	A-	AGFC Capital Trust I, 6.000% due 1/15/67 (c)(d)	2,698,586
2,150,000	A	Countrywide Home Loans Inc., Unsecured Notes, Series H, 6.250% due 4/15/09	2,190,532
1,375,000	A	John Deere Capital Corp., Medium-Term Notes, Series D, 4.125% due 1/15/10	1,343,866
1,000,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (e)	1,023,248
1,000,000	BBB+	Nissan Motor Acceptance Corp., Senior Notes, 5.625% due 3/14/11 (c)	1,007,073
3,425,000	AA	Principal Life Global Funding I, Notes, 2.800% due 6/26/08 (c)	3,319,959
		Residential Capital Corp.:
710,000	BBB	6.660% due 11/21/08 (d)	711,472
6,330,000	BBB	Notes, 6.375% due 6/30/10	6,332,867
4,000,000	BBB	Senior Notes, 6.460% due 4/17/09 (d)	3,987,392
		TNK-BP Finance SA:
1,850,000	BB+	6.875% due 7/18/11 (c)	1,903,188
100,000	BB+	Notes, 6.125% due 3/20/12 (c)	99,500

		Total Diversified Financial Services	24,617,683

Diversified Telecommunication Services - 3.8%
1,490,000	A	AT&T Inc., 5.300% due 11/15/10	1,497,976
2,440,000	BBB+	British Telecommunications PLC, Notes, 8.375% due 12/15/10	2,725,846
1,560,000	A-	Deutsche Telekom International Finance BV, 8.000% due 6/15/10	1,692,261
1,500,000	A-	France Telecom SA, Notes, 7.750% due 3/1/11	1,635,600
1,500,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	1,628,349
2,750,000	A	New England Telephone & Telegraph Co., Notes, 5.875% due 4/15/09	2,776,164
1,500,000	BBB+	Telecom Italia Capital SA, 5.840% due 2/1/11 (d)	1,500,890

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 3.8% (continued)
$1,650,000	BBB+	Telefonica Emisiones SAU, 5.650% due 6/19/09 (d)	$1,656,575

		Total Diversified Telecommunication Services	15,113,661

Electric Utilities - 1.2%
2,000,000	BBB+	Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	1,960,772
1,000,000	BBB	Exelon Corp., Senior Notes, 6.750% due 5/1/11	1,042,656
1,580,000	BBB-	FirstEnergy Corp., Senior Notes, Series B, 6.450% due 11/15/11	1,657,741

		Total Electric Utilities	4,661,169

Health Care Equipment & Supplies - 0.5%
810,000	A	Baxter FinCo BV, 4.750% due 10/15/10	800,700
1,100,000	BBB	Hospira Inc., Senior Notes, 5.550% due 3/30/12	1,101,619

		Total Health Care Equipment & Supplies	1,902,319

Health Care Providers & Services - 0.3%
1,000,000	BBB+	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10	992,504

Hotels, Restaurants & Leisure - 0.3%
1,000,000	BB	Caesars Entertainment Inc., Senior Notes, 7.500% due 9/1/09	1,045,573

Independent Power Producers & Energy Traders - 0.4%
1,770,000	BB+	TXU Corp., Senior Notes, Series O, 4.800% due 11/15/09	1,747,530

Industrial Conglomerates - 0.5%
2,000,000	BBB+	Tyco International Group SA, 6.375% due 10/15/11	2,115,610

Insurance - 1.1%
3,600,000	AA	Metropolitan Life Global Funding I, Notes, 2.600% due 6/19/08 (c)	3,490,452
920,000	BBB	Travelers Cos. Inc., 6.250% due 3/15/67 (d)	910,250

		Total Insurance	4,400,702

IT Services - 0.2%
790,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	824,269

Media - 2.4%
1,750,000	BB+	Clear Channel Communications Inc., 4.250% due 5/15/09	1,697,237
2,300,000	BBB+	Comcast Cable Communications, 6.875% due 6/15/09	2,382,501
2,000,000	BBB+	Comcast Cable Communications Inc., Senior Notes, 6.750% due 1/30/11	2,107,856
1,000,000	BBB	News America Holdings Inc., 9.250% due 2/1/13	1,187,628
		Time Warner Inc.:
1,020,000	BBB+	5.500% due 11/15/11	1,029,268
1,000,000	BBB+	6.875% due 5/1/12	1,066,759
120,000	A-	Walt Disney Co., Medium-Term Notes, 5.440% due 9/10/09 (d)	120,242

		Total Media	9,591,491

Metals & Mining - 0.5%
2,070,000	BBB	Vale Overseas Ltd., Notes, 6.250% due 1/23/17	2,119,593

Multi-Utilities - 0.6%
		Dominion Resources Inc.:
1,600,000	BBB	Notes, 4.750% due 12/15/10	1,578,640
1,000,000	BBB	Senior Notes, 5.700% due 9/17/12	1,022,779

		Total Multi-Utilities	2,601,419

Multiline Retail - 0.3%
660,000	BBB	Federated Retail Holdings Inc., 5.350% due 3/15/12	658,980
500,000	BBB	May Department Stores Co., Notes, 5.750% due 7/15/14	496,736

		Total Multiline Retail	1,155,716

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 5.7%
$2,360,000	BBB-	Amerada Hess Corp., 6.650% due 8/15/11	$2,487,645
3,610,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 6.750% due 5/1/11	3,794,680
1,750,000	A-	Apache Corp., Notes, 6.250% due 4/15/12	1,832,352
1,000,000	A-	ConocoPhillips, 4.750% due 10/15/12	988,270
305,000	A-	ConocoPhillips Australia Funding Co., 5.460% due 4/9/09 (d)	305,275
1,820,000	BBB	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	1,938,023
1,000,000	BBB	Duke Capital LLC, Senior Notes, 6.250% due 2/15/13	1,025,021
1,170,000	BB	El Paso Natural Gas Co., Senior Notes, 5.950% due 4/15/17 (c)	1,180,202
1,900,000	BBB	Kinder Morgan Energy Partners LP, 6.750% due 3/15/11	1,997,987
1,830,000	A-	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	1,865,445
3,820,000	BBB	Pemex Project Funding Master Trust, Senior Notes, 5.948% due 12/3/12 (c)(d)	3,853,425
725,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	755,750
1,000,000	BBB	XTO Energy Inc., 5.650% due 4/1/16	998,252

		Total Oil, Gas & Consumable Fuels	23,022,327

Paper & Forest Products - 0.0%
80,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	84,122

Real Estate Investment Trusts (REITs) - 0.7%
		iStar Financial Inc.:
2,500,000	BBB	5.650% due 9/15/11	2,520,512
230,000	BBB	Senior Notes, Series B, 5.690% due 9/15/09 (d)	230,176

		Total Real Estate Investment Trusts (REITs)	2,750,688

Tobacco - 0.5%
2,000,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	2,174,842

Wireless Telecommunication Services - 1.0%
1,000,000	A	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	1,126,859
1,740,000	BBB	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	1,943,352
870,000	A-	Vodafone Group PLC, 5.350% due 2/27/12	873,144

		Total Wireless Telecommunication Services	3,943,355

		TOTAL CORPORATE BONDS & NOTES (Cost - $133,898,880)	134,745,369

ASSET-BACKED SECURITIES(a) - 6.0%
Home Equity - 6.0%
3,717,954	AAA	Bear Stearns Asset Backed Securities Inc., Series 2007-SD1, Class 21A1, 5.220% due 10/25/36 (d)	3,802,772
529,062	AA	Countrywide Inc., Asset-Backed Certificates, Series 2002-S3, Class M1, 4.800% due 5/25/32	524,380
1,817,037	AAA	GSAMP Trust, Series 2007-SEA1, Class A, 5.620% due 12/25/36 (c)(d)	1,817,037
3,072,076	AAA	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.620% due 3/25/35 (c)(d)	3,072,076
3,516,634	Aaa(b)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/25	3,487,303
2,988,484	AAA	Long Beach Mortgage Loan Trust, Series 2006-A, Class A1, 5.410% due 5/25/36 (d)	2,989,608
2,983,545	AAA	RAAC Series, Series 2007-RP1, Class A, 5.610% due 5/25/46 (c)(d)	2,977,018
3,538,719	AAA	SACO I Trust, Series 2006-05, Class 1A, 5.470% due 4/25/36 (d)	3,540,627
1,912,259	NR	Small Business Administration, 8.080% due 9/25/18 (d)	2,021,622

		TOTAL ASSET-BACKED SECURITIES (Cost - $24,187,543)	24,232,443

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 28.4%
2,300,449	AAA	ABN Amro Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33	2,253,890

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 28.4% (continued)
$4,155,628	AAA	American Home Mortgage Assets, Series 2006-1, Class 2A2, 5.550% due 5/25/46 (d)	$4,156,929
		American Home Mortgage Investment Trust:
3,204,901	AAA	Series 2005-1, Class 6A, 5.294% due 6/25/45 (d)	3,209,401
3,522,781	AAA	Series 2005-4, Class 1A1, 5.610% due 11/25/45 (d)	3,537,663
		Banc of America Funding Corp.:
2,429,265	AAA	Series 2006-D, Class 1A1, 5.490% due 5/20/36 (d)	2,429,962
3,335,501	AAA	Series 2006-E, Class 2A1, 5.859% due 6/20/36 (d)	3,363,325
		Banc of America Mortgage Securities:
962,249	AAA	Series 2002-J, Class B1, 4.412% due 9/25/32 (d)	959,036
1,769,437	AA+	Series 2003-C1, Class B1, 4.146% due 4/25/33 (d)	1,738,636
3,377,534	AAA	Series 2004-3, Class 1A17, 4.000% due 4/25/34	3,340,388
3,126,495	AAA	Series 2004-E, Class-1A1, 3.500% due 6/25/34 (d)	3,133,071
2,429,115	AAA	CBA Commercial Small Balance Commercial Mortgage, Series 2006-1A, Class A, 5.570% due 6/25/38 (c)(d)	2,429,115
		Countrywide Alternative Loan Trust:
2,501,712	AAA	5.510% due 7/25/46 (d)	2,507,384
982,944	AAA	Series 2005-56, Class 4A1, 5.630% due 11/25/35 (d)	986,387
3,218,853	AAA	Series 2005-59, Class 1A2A, 5.730% due 11/20/35 (d)	3,237,634
3,920,013	AAA	Series 2006-OA14, Class 3A1, 5.833% due 11/25/46 (d)	3,920,013
3,972,265	AAA	Series 2007-OA2, Class 2A1, 5.450% due 3/25/47 (d)	3,961,868
1,180,279	AAA	Countrywide Asset-Backed Certificates, Series 2005-IM1, Class A2, 5.600% due 7/25/35 (d)	1,182,018
		Countrywide Home Loans:
2,967,496	AAA	Series 2003-2, Class A2, 4.000% due 3/25/33	2,890,407
185,607	AAA	Series 2003-HYB3, Class 6A1, 3.897% due 11/19/33 (d)	181,701
1,650,119	AAA	Series 2004-23, Class A, 7.485% due 11/25/34 (d)	1,690,414
1,085,929	AAA	Countrywide Home Loan, Mortgage Pass-Through Trust, Whole Loan, Series 2003-HYB1, Class 1A1, 3.685% due 3/25/33 (d)	1,083,589
993,834	AAA	Downey Savings and Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A, 5.570% due 3/19/45 (d)	995,869
		Federal Home Loan Mortgage Corp. (FHLMC):
304,579	AAA	Series 2525, Class AM, 4.500% due 4/15/32	282,328
436,925	AAA	Structured Pass Through Securities, Series T-51, Class 1A, 6.500% due 9/25/43 (d)	445,984
		Federal National Mortgage Association (FNMA):
456,190	AAA	Series 2003-W15, Class 2A4, 4.250% due 8/25/43	453,551
2,219,181	AAA	Whole Loan, Series 2005-W3, Class 3A, 6.051% due 4/25/45 (d)	2,269,664
5,048,886	AAA	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 4.463% due 2/25/35 (d)	5,042,665
1,115,185	AAA	Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1, 5.550% due 9/25/35 (d)	1,119,028
2,157,278	AAA	GSMPS Mortgage Loan Trust, 5.670% due 9/25/35 (c)(d)	2,160,958
2,676,447	AA	GSR Mortgage Loan Trust, Series 2004-11, Class B1, 4.559% due 9/25/34 (d)	2,645,622
1,593,521	AAA	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, 5.560% due 3/19/37 (d)	1,597,420
1,685,173	AAA	Indymac Index Mortgage Loan Trust, Series 2004-AR14, Class 2A1A, 5.680% due 1/25/35 (d)	1,691,357
2,769,060	AAA	Luminent Mortgage Trust, 5.520% due 2/25/46 (d)	2,768,515
		MASTR:
928,755	AAA	Adjustable Rate Mortgages Trust, Series 2003-6, Class-1A2, 2.862% due 12/25/33 (d) Asset Securitization Trust:	943,468
353,875	AAA	Series 2003-4, Class 6A2, 4.375% due 5/25/33	344,621
1,245,828	AAA	Series 2004-1, Class 1A1, 5.000% due 2/25/34	1,236,073
		Merrill Lynch Mortgage Investors Inc.:
2,591,038	AA+	Series 2003-A2, Class 2M1, 5.160% due 3/25/33 (d)	2,648,557

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 28.4% (continued)
$554,009	AAA	Series 2003-A6, Class 1A, 5.668% due 9/25/33 (d)	$558,348
1,974,529	AAA	New York Mortgage Trust Inc., Series 2005-2, Class A, 5.650% due 8/25/35 (d)	1,987,751
		Structured ARM Loan Trust:
664,261	AAA	Series 2004-04, Class 3A1, 3.640% due 4/25/34 (d)	653,493
654,783	AAA	Series 2004-07, Class A1, 5.590% due 6/25/34 (d)	655,785
1,580,355	AAA	Series 2005-4, Class 1A1, 5.389% due 3/25/35 (d)	1,582,701
		Structured Asset Securities Corp.:
2,810,077	AA	Series 2002-03, Class B2, 6.500% due 3/25/32	2,810,766
553,400	AAA	Series 2002-08A, Class 7A1, 6.964% due 5/25/32 (d)	553,010
551,183	AA	Series 2002-11A, Class B2II, 5.992% due 6/25/32 (d)	549,003
826,584	A	Series 2002-16A, Class B2II, 6.388% due 8/25/32 (d)	828,523
2,044,082	AAA	Series 2004-02, Class 4A1, 4.260% due 3/25/34 (d)	2,032,610
791,919	AAA	Series 2004-05, Class 1A, 4.482% due 5/25/34 (d)	797,770
2,186,231	AAA	Series 2005-RF3, Class 2A, 6.130% due 6/25/35 (c)(d)	2,221,757
4,398,055	AAA	Thornburg Mortgage Securities Trust, Series 2005-02, Class A4, 5.570% due 7/25/45 (d)	4,400,904
		Washington Mutual Inc.:
1,194,797	AAA	Series 2005-AR8, Class 2A1A, 5.610% due 7/25/45 (d)	1,197,238
1,472,136	AAA	Series 2005-AR9, Class A1A, 5.640% due 7/25/45 (d)	1,478,108
		Washington Mutual Mortgage Pass-Through Certificates:
2,416,729	AAA	Series 2003-MS8, Class 1A7, 5.500% due 5/25/33	2,410,286
4,254,488	AAA	Series 2007-HY3, Class 4A1, 5.358% due 3/25/37 (d)	4,243,323
1,274,155	AAA	Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (d)	1,269,786
2,944,719	AAA	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 5.600% due 11/25/45 (d)	2,956,394
		Wells Fargo Mortgage Backed Securities Trust:
993,221	Aaa(b)	Series 2003-4, Class A17, PAC, 4.500% due 6/25/33	979,562
1,573,385	A+	Series 2004-I, Class B2, 4.993% due 7/25/34 (d)	1,582,558

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $114,737,673)	114,588,187

MORTGAGE-BACKED SECURITIES - 19.7%
FHLMC - 0.1%
180,620		Federal Home Loan Mortgage Corp. (FHLMC), 7.283% due 6/1/31 (a)(d)	185,499

FNMA - 19.6%
		Federal National Mortgage Association (FNMA):
161,423		6.092% due 5/1/32 (a)(d)	164,443
759,946		5.298% due 8/1/32 (a)(d)	769,162
1,280,538		4.850% due 12/1/32 (a)(d)	1,286,540
1,464,759		4.624% due 1/1/33 (a)(d)	1,475,507
2,304,742		4.520% due 6/1/33 (a)(d)	2,281,027
2,317,867		3.915% due 5/1/34 (a)(d)	2,278,242
5,232,244		4.805% due 5/1/35 (a)(d)	5,253,247
45,000,000		5.000% due 4/12/37-5/14/37 (f)(g)	43,481,250
21,900,000		6.000% due 4/12/37 (f)(g)	22,064,250

		Total FNMA	79,053,668

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $78,368,203)	79,239,167

SOVEREIGN BOND - 0.3%
Russia - 0.3%
1,090,000	BBB+	Russian Federation, 5.000% due 3/31/30 (a)(c) (Cost - $1,169,025)	1,237,831

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 4.2%
U.S. Government Agency - 0.6%
$2,267,955		Federal National Mortgage Association (FNMA), Six Month LIBOR, 4.637% due 4/1/33 (d)	$2,277,569

U.S. Government Obligation - 3.6%
		U.S. Treasury Notes:
5,900,000		3.625% due 4/30/07	5,894,932
200,000		3.125% due 9/15/08	195,523
7,620,000		4.500% due 9/30/11	7,609,881
1,000,000		4.625% due 10/31/11	1,003,594

		Total U.S. Government Obligations	14,703,930

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,978,233)	16,981,499

U.S. TREASURY INFLATION PROTECTED SECURITIES(a) - 3.2%
		U.S. Treasury Notes, Inflation Indexed:
9,382,160		2.375% due 4/15/11	9,507,139
520,325		1.875% due 7/15/15	508,801
2,906,670		2.500% due 7/15/16	2,983,540

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $12,729,048)	12,999,480

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $382,068,605)	384,023,976

SHORT-TERM INVESTMENTS - 21.1%
Corporate Bond & Note - 0.5%
1,950,000	NR	HSBC Bank USA, Notes, Series JSC, 6.250%, 6/15/07 (c)(h) (Cost - $1,950,000)	1,950,000

U.S. Government Agency - 0.3%
1,200,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (i) (Cost - $1,186,000)	1,185,762

Repurchase Agreement - 20.3%
81,926,000		Nomura Securities International Inc. repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $81,962,184; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.875% due 4/2/07 to 11/17/15; Market value - $83,564,934) (Cost - $81,926,000) (a)	81,926,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $85,062,000)	85,061,762

		TOTAL INVESTMENTS - 116.4% (Cost - $467,130,605#)	469,085,738
		Liabilities in Excess of Other Assets - (16.4)%	(66,079,431)

		TOTAL NET ASSETS - 100.0%	$403,006,307

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, to-be-announced ("TBA"), and/or mortgage dollar rolls.

(b)	Rating by Moody’s Investors Service.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(e)	Perpetual Maturity. Maturity date presented represents the next call date.

(f)	This security is traded on a TBA basis (See Notes 1 and 2).

(g)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

See Notes to Schedule of Investments.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 8 and 9 for definitions of ratings.

Abbreviations used in this schedule:

ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
MASTR	—Mortgage Asset Securitization Transactions Inc.
PAC	—Planned Amortization Class

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Short-Term Investment Grade Bond Fund (the "Fund") is a separate diversified investment fund of Legg Mason Partners Funds, Inc. (the "Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Income Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,349,104
Gross unrealized depreciation	(1,393,971)

Net unrealized appreciation	$1,955,133

At March 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar Futures	200	9/07	$47,426,000	$47,462,500	$36,500
U.S. Treasury 2 Year Notes	1,103	6/07	225,310,078	225,994,360	684,282

					$720,782

Contracts to Sell:
U.S. Treasury 5 Year Notes	87	6/07	$9,191,721	$9,204,328	$(12,607)
U.S. Treasury 10 Year Notes	535	6/07	57,651,966	57,846,875	(194,909)

					(207,516)

Net Unrealized Gain on Open Futures Contracts					$513,266

At March 31, 2007, the Fund had outstanding mortgage dollar rolls with a total cost of $64,525,468. During the period ended March 31, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $68,688,477.

At March 31, 2007, the Fund held TBA securities with a total cost of $64,525,468.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 29, 2007